ALLEGHANY FUNDS

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                            Supplement to Prospectus
                               Dated March 1, 1999

This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

The following replaces information found on pages 8, 10, 12, 14, and 16 under the "Investment Objective" sections for the following
Funds:

Alleghany/Chicago Trust Small Cap Value Fund The Fund seeks long-term total return.

Alleghany/Veredus Aggressive Growth Fund The Fund seeks to provide capital appreciation.

Alleghany/Montag & Caldwell Balanced Fund The Fund seeks long-term total return.

Alleghany/Chicago Trust Bond Fund
The Fund seeks high current income consistent with prudent risk of capital.

The following replaces information found on page 20 under the "Fund Expenses - Example" section:

Example
This hypothetical example shows the operating expenses you would incur as a shareowner if you invested $10,000 in a fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

                                Fund                              1 year         3 years        5 years       10 years
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Montag & Caldwell Growth Fund                    $114           $356            $617         $1,363
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Growth & Income Fund               110             343            595          1,317
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Talon Fund                         132             446            782          1,733
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Small Cap Value Fund               143             528            N/A           N/A
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Veredus Aggressive Growth Fund                   143             528            N/A           N/A
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Montag & Caldwell Balanced Fund                  120             375            649          1,432
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Balanced Fund                      110             343            595          1,317
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Bond Fund                           82             290            515          1,163
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Municipal Bond Fund                144             446            771          1,691
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Money Market Fund                   53             167            291           653
        ------------------------------------------------------ ------------- ---------------- ------------- -------------


The following replaces information about the Portfolio Managers for the Alleghany/Chicago Trust Talon Fund found under "Management of the Funds - The Chicago Trust Company" section found on page 26:

Fund Name                                     Portfolio Manager(s)              Investment Experience
--------------------------------------------- --------------------------------- --------------------------------------------

Alleghany/Chicago Trust Talon Fund            Terry D. Diamond                  Portfolio manager since inception in 1994;
                                                                                Chairman and Chief Executive Officer of
                                                                                Talon Asset Management since 1984.
                                                                                Co-portfolio manager since June 1999; Ms.
                                              Thyra E. Zerhusen                 Zerhusen joined the investment team of
                                                                                Talon Asset Management in April 1999.  Ms.
                                                                                Zerhusen has 23 years of investment
                                                                                management experience; she was previously
                                                                                a Senior Vice President and Principal at
                                                                                the Burridge Group, a Senior Investment
                                                                                Analyst at Sears Investment Management
                                                                                Company, and Investment Research Officer
                                                                                at Harris Trust.


July 14, 1999